Segmental analysis	6 Months Ended
Jun. 30, 2021
Segmental analysis
Segmental analysis
Note 3: Segmental analysis
Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) remains the chief operating decision maker for the Group.
The segmental results and comparatives are presented on an underlying basis, the basis reviewed by the chief operating decision maker. The effects of certain asset sales, volatile items, the insurance grossing adjustment, liability management, restructuring, payment protection insurance provisions, the amortisation of purchased intangible assets and the unwind of acquisition-related fair value adjustments are excluded in arriving at underlying profit.
The Group’s activities are organised into three financial reporting segments: Retail; Commercial Banking; and Insurance and Wealth. There has been no change to the descriptions of these segments as provided in note 4 to the Group’s financial statements for the year ended 31 December 2020, neither has there been any change to the Group’s segmental accounting for internal segment services or derivatives entered into by units for risk management purposes since 31 December 2020.

	Net interest income	Other income, net of insurance claims	Total income, net of insurance claims	Profit before tax	External income	Inter-segment income (expense)
Half-year to 30 June 2021	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,218	812	5,030	2,335	5,713	(683)
Commercial Banking	1,153	677	1,830	1,388	1,693	137
Insurance and Wealth	36	660	696	89	685	11
Other	11	268	279	253	(256)	535
Group	5,418	2,417	7,835	4,065	7,835	—
Reconciling items:
Insurance grossing adjustment	(938)	1,026	88	—
Market volatility and asset sales	(18)	279	261	239
Amortisation of purchased intangibles	—	—	—	(35)
Restructuring costs	—	(8)	(8)	(255)
Fair value unwind and other items	(89)	(8)	(97)	(109)
Group – statutory	4,373	3,706	8,079	3,905
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

	Net interest income	Other income, net of insurance claims	Total income, net of insurance claims	Profit (loss) before tax	External income	Inter-segment income (expense)
Half-year to 30 June 2020	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,233	919	5,152	212	6,027	(875)
Commercial Banking	1,222	658	1,880	(668)	1,633	247
Insurance and Wealth	14	853	867	379	857	10
Other	9	31	40	(204)	(578)	618
Group	5,478	2,461	7,939	(281)	7,939	—
Reconciling items:
Insurance grossing adjustment	1,132	(1,018)	114	—
Market volatility and asset sales	52	(75)	(23)	(43)
Amortisation of purchased intangibles	—	—	—	(34)
Restructuring costs	—	(37)	(37)	(133)
Fair value unwind and other items	(106)	8	(98)	(111)
Group – statutory	6,556	1,339	7,895	(602)

	Net interest income	Other income, net of insurance claims	Total income, net of insurance claims	Profit (loss) before tax	External income	Inter-segment income (expense)
Half-year to 31 December 2020	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,151	814	4,965	1,779	5,841	(876)
Commercial Banking	1,135	634	1,769	764	1,613	156
Insurance and Wealth	35	397	432	(41)	366	66
Other	(26)	209	183	(28)	(471)	654
Group	5,295	2,054	7,349	2,474	7,349	—
Reconciling items:
Insurance grossing adjustment	(982)	1,045	63	—
Market volatility and asset sales	(17)	(38)	(55)	(16)
Amortisation of purchased intangibles	—	—	—	(35)
Restructuring costs	—	(17)	(17)	(388)
Fair value unwind and other items	(103)	(6)	(109)	(122)
Payment protection insurance	—	—	—	(85)
Group – statutory	4,193	3,038	7,231	1,828
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

	Segment external assets		Segment customer deposits		Segment external liabilities
	At 30 June 2021	At 31 Dec 2020	At 30 June 2021	At 31 Dec 2020	At 30 June 2021	At 31 Dec 2020
	£m	£m	£m	£m	£m	£m

Retail	369,274	358,766	309,838	290,206	314,829	295,229
Commercial Banking	133,243	142,042	149,229	145,596	186,214	189,302
Insurance and Wealth	192,625	183,348	14,818	14,072	199,756	190,771
Other	184,545	187,113	8,464	10,194	127,002	146,554
Total Group	879,687	871,269	482,349	460,068	827,801	821,856